Income Taxes - Schedule of Reconciliation of Statutory Federal Income Tax Rate to Effective Tax Rate (Details)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%	31.50%
State and local income taxes, net of federal tax benefit	(12.10%)	4.60%	3.20%
Goodwill impairment	(37.40%)		(29.60%)
Disposition of business		3.20%	(0.30%)
Miscellaneous permanent items and nondeductible accruals	3.90%	(1.20%)	(0.20%)
Research and development tax credit	30.40%	3.30%	3.20%
Foreign tax credits	(24.10%)	(0.70%)	1.20%
Valuation allowance	29.30%	(28.60%)	(3.50%)
Tax reform and CARES	(12.30%)	0.40%	5.10%
Global Intangible Low-Taxed Income	(20.40%)	(1.30%)
Other (including foreign rate differential and FIN 48)	(2.80%)	0.90%	(2.80%)
Effective income tax rate	(24.50%)	1.60%	7.80%